Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	$ (78,693)	$ (99,368)	$ (67,255)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	40,774,197	35,690,636	35,274,890
Basic net income (loss) per share ($ /share)	$ (1.93)	$ (2.78)	$ (1.91)
Diluted net income (loss) per share ($ /share)	$ (1.93)	$ (2.78)	$ (1.91)